Valuation of Marketable Securities (Details Narrative) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation Of Marketable Securities Details Narrative
Share price	$ 0.71	$ 0.55	$ 1.03